MANNING & NAPIER FUND, INC.

(the “Fund”)

Pro-Blend Conservative Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Moderate Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Extended Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Maximum Term Series

(Class S, I, R, L, W and Z)

(together, the “Pro-Blend Series”)

Core Bond Series (Class S, I, W and Z)

Credit Series (Class W)

Diversified Tax Exempt Series (Class A and W)

High Yield Bond Series (Class S, I, W and Z)

New York Tax Exempt Series (Class A and W)

Real Estate Series (Class S, I, W and Z)

Unconstrained Bond Series (Class S, I, W and Z)

Equity Series (Class S and W) Overseas Series (Class S, I, W and Z) Disciplined Value Series (Class S, I, W and Z) Rainer International Discovery Series (Class S, I, W and Z)

Supplement dated January 8, 2021 to:

•	the Statement of Additional Information for the Pro-Blend Series, Equity Series, Overseas Series, Disciplined Value Series and Rainer International Discovery Series dated March 1, 2020, as supplemented April 15, 2020, May 4, 2020, July 1, 2020, September 16, 2020 and September 28, 2020; and

•	the Statement of Additional Information for the Core Bond Series, Credit Series, Diversified Tax Exempt Series, High Yield Bond Series, New York Tax Exempt Series, Real Estate Series and Unconstrained Bond Series dated March 1, 2020, as supplemented April 15, 2020, May 4, 2020, July 1, 2020 and September 16, 2020 (together with the Statement of Additional Information for the Pro-Blend Series, Equity Series, Overseas Series, Disciplined Value Series and Rainer International Discovery Series, the “SAIs”).

This supplement provides new and additional information beyond that contained in the SAIs. It should be read in conjunction with the SAIs.

Effective December 31, 2020, Peter L. Faber and Harris Rusitzky have each retired as a Director of the Fund in accordance with the Board’s existing Board retirement policy. Accordingly, all references to Messrs. Faber and Rusitzky in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI Supp 1.8.21